31 Other operating income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2020
Other Operating Income Expenses Net
Schedule of other operating income (expenses), net
	2020	2019	2018

Other operating income, net	70,288	75,667	93,089
Other operating expenses	37,368	(94,415)	(64,498)

Other operating income (expenses), net	107,656	(18,748)	28,591